Supplement to the
Fidelity® Dividend Growth Fund
Class K
September 29, 2021
Prospectus

The following information replaces similar information found in the “Shareholder Information” section under the “Dividends and Capital Gain Distributions” heading.

The fund normally pays dividends in April, July, October and December and capital gain distributions in September and December.

DGF-K-21-01 1.878257.111	October 1, 2021

Supplement to the
Fidelity® Dividend Growth Fund
September 29, 2021
Prospectus

The following information replaces similar information found in the “Shareholder Information” section under the “Dividends and Capital Gain Distributions” heading.

The fund normally pays dividends in April, July, October and December and capital gain distributions in September and December.

DGF-21-01 1.477570.121	October 1, 2021